Financial Instruments - Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration (Detail)
₺ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 TRY (₺)	Dec. 31, 2017 USD ($)
Disclosure of fair value of contingent consideration [Line Items]
Contingent consideration	₺ 377,190		$ 100,000
Level 3 [member]
Disclosure of fair value of contingent consideration [Line Items]
Increase in fair value of change in discount rate by 100 bps	(9,834)
Decrease in fair value of change in discount rate by 100 bps	10,241
Increase in fair value of change in expected settlement date changes by 1 year	(14,884)
Decrease in fair value of change in expected settlement date changes by 1 year	15,602
Contingent consideration	₺ 323,691	₺ 295,062
Fair value measurement of contingent consideration percentage	4.80%	5.60%
Relationship of unobservable inputs to fair value	A change in the discount rate by 100 bps would increase/decrease FV by TL (9,834) and TL 10,241 respectively. If expected settlement date changes by 1 year FV would increase/decrease by TL (14,884) and TL 15,602 respectively.